Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related Party Transactions
29.	RELATED PARTY TRANSACTIONS

(A)	In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the years:

		For the year ended December 31,
	Notes	2020	2021	2022
		HK$	HK$	HK$
Capital market solutions services rendered to fellow subsidiaries	(i)	30,233,187	1,147,769	20,655

Capital market solutions services rendered to related companies controlled by a director of the Company	(i)	98,185,833	—	9,000,000

Capital market solutions services rendered to former fellow subsidiaries	(i)	—	104,300,690	—

Management fee paid to immediate holding company	(i)	150,000	150,000	137,500

Investment advisory fee paid to a fellow subsidiary	(i)	180,000	180,000	165,000

Insurance commission paid to a fellow subsidiary	(i)	105,251	58,228	—

Insurance commission received from immediate holding company	(i)	—	—	31,531

Insurance commission received from a fellow subsidiary	(i)	—	—	1,662

Digital solutions and other services income from immediate holding company	(i)	—	—	12,466,667

Fashion and luxury media advertising and marketing services from immediate holding company	(i)	—	—	22,616,160

Acquisition of investment from immediate holding company	(ii)(a)	556,161,528	163,180,000	—

Acquisition of investments from fellow subsidiaries	(ii)(b)	148,671,602	11,545,800	—

Disposal of an investment to a former fellow subsidiary	(ii)(c)	—	196,036,584	—

Administrative service fee paid to immediate holding company	(iii)	24,000,000	24,000,000	29,500,000

		For the year ended December 31,
	Notes	2020	2021	2022
		HK$	HK$	HK$
Interest income from immediate holding company	(iv)	101,159,079	116,028,045	75,991,943

Stock lending interest income from a former fellow subsidiary	(i)	—	34,740	—

Recharge from/(to) immediate holding company
—Staff costs		20,156,843	22,081,545	31,986,661
—Premises cost		14,010,263	13,964,993	11,507,635

	(iii)	34,167,106	36,046,538	43,494,296

Treasury shares repurchased from immediate holding company	28	—	5,000,000,000	2,500,000,000

Perpetual securities redeemed from a former fellow subsidiary		—	4,648,331	—

Perpetual securities redeemed from a related company		—	35,719,218	—

Acquisition of AMTD Digital from immediate holding company and fellow subsidiaries	(ii)(d)	—	—	5,793,768,692

Net changes in fair value on derivative financial asset entered into with a related party controlled by a director of the Company	(v)	321,797,949	—	—

Consideration received for disposal of investments to a related party controlled by a director of the Company	(v)	972,215,580	—	—

Consideration received for settlement of derivatives contracts with a related party controlled by a director of the Company	(v)	618,682,641	—	—

Notes:
(i)	The terms of these services were comparable to the fee and conditions offered to the major customers of the Group.
(ii)	a.
In 2020, the transaction represented the acquisition of 14.37% interest in a fellow subsidiary, AMTD Digital from AMTD Group based on fair value at the date of acquisition. In 2021, the transaction represented the acquisition of 19.9% interest in another fellow subsidiary, AMTD Assets Alpha Group, from AMTD Group based on the investee’s net asset value on the date of acquisition. The considerations were settled through the current account with AMTD Group.

b.
In 2020, the transactions represented the acquisition of equity linked notes from a former fellow subsidiaries based on the fair value as of the date of acquisition. In 2021, the transaction represented the acquisition of an unlisted equity investment from a fellow subsidiary.

	c.	The transactions represented the disposal of unlisted equity investment to a related company based on the fair value as of the date of disposal. The gain on disposal amounted to HK$5,998,446.

	d.	In 2022, the Group acquried 82.7% interest in AMTD Digital from the immediate holding company and fellow subsidiaries at a consideration of approximately US$993 million. Details refer to Note 34 (a).

(iii)
The staff costs and premises cost was recharged by the immediate holding company based on actual usage. Starting from July 2022, the immediate holding company charged a fixed service fee of HK$9,000,000 (HK$6,000,000 prior to July 2022) per quarter for other administrative expenses.

(iv)	The transaction represented the interest income charged at 2% per annum (Note 5) on the outstanding amount due from the immediate holding company which was payable on demand.
(v)
In December 2019, the controlling person of the counterparty, with which the Group has entered into the Agreements (Note 14), was appointed as a Director to the Board of Directors of the Company. Accordingly, the counterparty became a related party of the Company. On October 27, 2020, the Agreements were novated to an external party.

(B)	In addition to balances disclosed elsewhere in these consolidated financial statements, the Group had the following outstanding balances with related parties:

(i)
Treasury functions of the Group are conducted centrally under AMTD Group and inter-company fund transfers were carried out among the entities within AMTD Group. The treasury function manages available funds at AMTD Group level and allocates the funds to various entities within AMTD Group for their operations. On August 5, 2019 and July 15, 2022, the Group and its subsidiary entered into an intercompany financing agreement with its immediate holding company. Under such agreement, any intercompany receivables and payables balances with the immediate holding company and the fellow subsidiaries shall be settled on a net basis with the immediate holding company. As of December 31, 2021 and 2022, the net balance between the Group and the immediate holding company was an amount due from immediate holding company of HK$2,144,975,230 and HK$2,239,358,702 respectively, which bears interest at 2% per annum and are unsecured and repayable on demand. The Group did not have any outstanding balances with its fellow subsidiaries. For the years ended December 31, 2020, 2021 and 2022, there was no provision for credit loss on amounts due from immediate holding company.

(C)	Compensation of key management personnel of the Group:

	For the year ended December 31,
	2020	2021	2022
	HK$	HK$	HK$

Short-term employee benefits	32,692,568	22,426,846	33,320,024
Other long-term benefit	54,745	55,200	99,750

	32,747,313	22,482,046	33,419,774